Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Deposits to search engine service providers	¥ 124,668		¥ 170,403
Prepayments to suppliers	134,956		96,839
Advances to employees	5,581		12,372
Prepaid rental and other deposits	23,032		12,598
Penalty receivable from customer			257
Receivables in connection with exercise of option from agents			2,565
Others	6,667		11,058
Prepayments and other current assets	¥ 294,904	$ 42,892	¥ 306,092